ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Accrued salaries payable	$ 902,328	$ 902,328	$ 480,760	$ 1,138,235
Severance payments	287,500	287,500
Selling, general and administrative expenses
Restructuring Cost and Reserve [Line Items]
Severance payments	112,481	112,481
Cost of product revenues
Restructuring Cost and Reserve [Line Items]
Severance payments	77,908	77,908
Income (loss) from discontinued operations
Restructuring Cost and Reserve [Line Items]
Severance payments	97,111	97,111
Employee severance
Restructuring Cost and Reserve [Line Items]
Accrued salaries payable	$ 287,500	$ 287,500